Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Statement of Operations [Abstract]
Revenues		$ 31,558
Cost of Goods Sold	17,739	15,360
Gross Income(Loss)	(17,739)	16,198
Operating Expenses
General and Administrative Expenses	326,428	175,016	37,092	29,945	75,772
Depreciation and Amortization	6,794	8,600
Consulting Expenses	61,145	13,048
Total Operating Expense	394,367	196,664
(LOSS) FROM OPERATIONS	(412,106)	(180,466)
Other Income (Expense)
Interest (expense)	(13,999)	(159,922)	497		497
Gain (loss) on Currency Transactions		(100,327)
Gain on Derivative Liability		41,643
Interest Income	51
Total Other Income (Expense)	(13,948)	(218,606)
(Loss) Before Other Expenses			(37,092)	(29,945)	(75,772)
(Loss) Before Income Taxes	(426,054)	(399,072)	(37,589)	(29,945)	(76,269)
Benefit From Income Taxes
NET (LOSS)	(426,054)	(399,072)	(37,589)	(29,945)	(76,269)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLED INTEREST IN SUBSIDIARY
NET (LOSS) ATTRIBUTABLE TO NON CONTROLLED DANDRIT BIOTECH USA, INC.	$ (426,054)	$ (399,072)	$ (37,589)	$ (29,945)	$ (76,269)
BASIC AND DILUTED LOSS PER SHARE	$ (0.06)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	6,880,278	5,133,096	5,000,000	3,210,383